UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Government Money Market Fund

Semiannual report
3 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGDXX

Putnam
Government Money
Market Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 12, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/23. Cash and net other assets, if any, represent the market value weights of cash and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date versus settlement-date transactions.

2 Government Money Market Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class I	Class P	Class R
Total annual operating expenses for the
fiscal year ended 9/30/22	0.51%	0.51%	0.51%	0.38%	0.38%	0.51%
Annualized expense ratio for the
six-month period ended 3/31/23	0.53%	0.53%	0.53%	0.39%	0.39%	0.53%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class I	Class P	Class R
Expenses paid per $1,000*†	$2.67	$2.67	$2.67	$1.96	$1.96	$2.67
Ending value (after expenses)	$1,017.90	$1,017.90	$1,017.90	$1,018.60	$1,018.60	$1,017.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Government Money Market Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class I	Class P	Class R
Expenses paid per $1,000*†	$2.67	$2.67	$2.67	$1.97	$1.97	$2.67
Ending value (after expenses)	$1,022.29	$1,022.29	$1,022.29	$1,022.99	$1,022.99	$1,022.29

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Government Money Market Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Government Money Market Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Government Money Market Fund

The fund’s portfolio 3/31/23 (Unaudited)

REPURCHASE AGREEMENTS (91.0%)*	Principal amount	Value
Interest in $42,000,000 repurchase agreement dated 3/31/2023 with Fixed Income Clearing Corp. due 4/3/2023 — maturity value of $42,016,870 for an effective yield of 4.820% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 2.750% to 4.000% and due dates ranging from 5/31/2029 to 2/28/2030, valued at $42,840,072)	$42,000,000	$42,000,000
Interest in $337,352,000 joint tri-party repurchase agreement dated 3/31/2023 with BofA Securities, Inc. due 4/3/2023 — maturity value of $42,617,111 for an effective yield of 4.820% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 10/20/2050 to 1/20/2053, valued at $344,099,040)	42,600,000	42,600,000
Interest in $386,765,000 joint tri-party repurchase agreement dated 3/31/2023 with Citigroup Global Markets, Inc. due 4/3/2023 — maturity value of $42,617,076 for an effective yield of 4.810% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.250% to 7.500% and due dates ranging from 10/31/2024 to 8/15/2064, valued at $394,512,021)	42,600,000	42,600,000
Interest in $361,800,000 joint tri-party repurchase agreement dated 3/31/2023 with Royal Bank of Canada due 4/3/2023 — maturity value of $42,567,055 for an effective yield of 4.810% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 4.500% and due dates ranging from 6/30/2024 to 6/20/2052, valued at $369,184,002)	42,550,000	42,550,000
Total repurchase agreements (cost $169,750,000)		$169,750,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.3%)*	Yield (%)	Maturity date	Principal amount	Value
Federal Farm Credit Banks Funding Corporation FRB	5.150	6/9/23	$2,150,000	$2,151,155
Federal Farm Credit Banks Funding Corporation unsec. bonds	3.021	5/10/23	2,000,000	1,993,872
Federal Home Loan Banks discount notes	4.709	6/22/23	260,000	257,294
Federal Home Loan Banks discount notes	4.586	4/21/23	1,500,000	1,496,250
Federal Home Loan Banks discount notes	4.229	4/14/23	1,000,000	998,505
Federal Home Loan Mortgage Corporation unsec. notes	3.015	6/19/23	1,610,000	1,609,088
Federal Home Loan Mortgage Corporation unsec. notes	2.984	5/5/23	2,000,000	1,995,182
Federal National Mortgage Association unsec. notes	4.235	9/12/23	1,124,000	1,117,400
Federal National Mortgage Association unsec. notes	3.112	5/22/23	2,000,000	1,992,099
Total U.S. government agency obligations (cost $13,610,845)				$13,610,845

U.S. TREASURY OBLIGATIONS (1.1%)*	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury FRN M	4.871	10/31/24	$2,000,000	$1,997,655
Total U.S. treasury obligations (cost $1,997,655)				$1,997,655

TOTAL INVESTMENTS
Total investments (cost $185,358,500)	$185,358,500

Government Money Market Fund 7

Key to holding’s abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $186,436,052.
M	This security’s effective maturity date is less than one year.
The dates shown on debt obligations are the original maturity dates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$169,750,000	$—
U.S. government agency obligations	—	13,610,845	—
U.S. treasury obligations	—	1,997,655	—
Totals by level	$—	$185,358,500	$—

The accompanying notes are an integral part of these financial statements.

8 Government Money Market Fund

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $15,608,500)	$15,608,500
Repurchase agreements (identified cost $169,750,000)	169,750,000
Cash	22,802
Interest and other receivables	67,915
Receivable for shares of the fund sold	1,362,905
Prepaid assets	60,427
Total assets	186,872,549

LIABILITIES
Payable for shares of the fund repurchased	253,812
Payable for compensation of Manager (Note 2)	43,137
Payable for custodian fees (Note 2)	5,036
Payable for investor servicing fees (Note 2)	38,125
Payable for Trustee compensation and expenses (Note 2)	4,505
Payable for administrative services (Note 2)	1,217
Distributions payable to shareholders	53,394
Other accrued expenses	37,271
Total liabilities	436,497

Net assets	$186,436,052

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$186,444,587
Total distributable earnings (Note 1)	(8,535)
Total — Representing net assets applicable to capital shares outstanding	$186,436,052

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($157,308,091 divided by 157,318,819 shares)	$1.00
Net asset value and offering price per class B share ($259,273 divided by 259,297 shares)*	$1.00
Net asset value and offering price per class C share ($2,959,598 divided by 2,959,720 shares)*	$1.00
Net asset value and offering price per class I share ($10,648 divided by 10,650 shares)	$1.00
Net asset value, offering price and redemption price per class P share
($25,486,388 divided by 25,486,450 shares)	$1.00
Net asset value, offering price and redemption price per class R share
($412,054 divided by 412,095 shares)	$1.00

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund 9

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest	$4,031,542
Total investment income	4,031,542

EXPENSES
Compensation of Manager (Note 2)	281,167
Investor servicing fees (Note 2)	116,940
Custodian fees (Note 2)	5,103
Trustee compensation and expenses (Note 2)	5,791
Administrative services (Note 2)	4,653
Blue sky expense	37,292
Other	47,774
Total expenses	498,720
Expense reduction (Note 2)	(3,062)
Net expenses	495,658

Net investment income	3,535,884

Net increase in net assets resulting from operations	$3,535,884

The accompanying notes are an integral part of these financial statements.

10 Government Money Market Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$3,535,884	$1,000,605
Net realized gain on investments	—	121
Net increase in net assets resulting from operations	3,535,884	1,000,726
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,672,739)	(715,708)
Class B	(4,156)	(730)
Class C	(35,172)	(6,338)
Class G	(685,982)	(278,904)
Class I	(194)	(55)
Class P	(138,996)	(52)
Class R	(7,180)	(1,947)
Increase (decrease) from capital share transactions (Note 4)	(22,835,519)	4,350,473
Total increase (decrease) in net assets	(22,844,054)	4,347,465

NET ASSETS
Beginning of period	209,280,106	204,932,641
End of period	$186,436,052	$209,280,106

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund 11

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio of net
											investment
			Net realized								income (loss)
	Net asset value,		and unrealized	Total from	From net				Net assets,	Ratio of expenses	to average
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value, end	Total return at net	end of period	to average net assets	net assets
Period ended	of period	income (loss)	on investments	operations	income	distributions	of period	asset value (%)[a]	(in thousands)	(%)[b]	(%)
Class A
March 31, 2023**	$1.00	.0177	—	0.0177	(.0177)	(0.0177)	$1.00	1.79*	$157,308	.27*	1.76*
September 30, 2022	1.00	.0048	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	154,581	.28[d]	.48[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	145,641	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0051)	(0.0051)	1.00	.51	150,291	.33[d]	.33[d]
September 30, 2019	1.00	.0177	—[e]	0.0177	(.0178)	(0.0178)	1.00	1.79	61,605.62		1.76
September 30, 2018	1.00	.0100	—	0.0100	(.0099)	(0.0099)	1.00	1.00	98,391.55		.94
Class B
March 31, 2023**	$1.00	.0177	—	0.0177	(.0177)	(0.0177)	$1.00	1.79*	$259	.27*	1.79*
September 30, 2022	1.00	.0048	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	189	.28[d]	.40[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	202	.09[d]	.01[d]
September 30, 2020	1.00	.0051	—	0.0051	(.0051)	(0.0051)	1.00	.51	378	.33[d]	.37[d]
September 30, 2019	1.00	.0177	—[e]	0.0177	(.0178)	(0.0178)	1.00	1.80	182.62		1.77
September 30, 2018	1.00	.0101	—	0.0101	(.0100)	(0.0100)	1.00	1.00	255.55		1.08
Class C
March 31, 2023**	$1.00	.0177	—	0.0177	(.0177)	(0.0177)	$1.00	1.79*	$2,960	.27*	1.78*
September 30, 2022	1.00	.0048	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	1,561	.28[d]	.47[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	1,404	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0050)	(0.0050)	1.00	.50	2,279	.34[d]	.40[d]
September 30, 2019	1.00	.0177	—[e]	0.0177	(.0178)	(0.0178)	1.00	1.79	1,718.62		1.77
September 30, 2018	1.00	.0101	—	0.0101	(.0100)	(0.0100)	1.00	1.00	380.55		1.04
Class I
March 31, 2023**	$1.00	.0184	—	0.0184	(.0184)	(0.0184)	$1.00	1.86*	$11	.20*	1.83*
September 30, 2022	1.00	.0053	—[e]	0.0053	(.0053)	(0.0053)	1.00	.53	10	.23[d]	.51[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	10	.09[d]	—[d,f]
September 30, 2020	1.00	.0058	—	0.0058	(.0058)	(0.0058)	1.00	.58	10	.28[d]	.60[d]
September 30, 2019	1.00	.0192	—[e]	0.0192	(.0193)	(0.0193)	1.00	1.95	10.45		1.93
September 30, 2018	1.00	.0117	—	0.0117	(.0116)	(0.0116)	1.00	1.17	10.41		1.17
Class P
March 31, 2023**	$1.00	.0184[c]	—	0.0184	(.0184)	(0.0184)	$1.00	1.86*	$25,486	.20*	2.00*c
September 30, 2022	1.00	.0053	—[e]	0.0053	(.0053)	(0.0053)	1.00	.53	10	.23[d]	.51[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	10	.09[d]	.01[d]
September 30, 2020	1.00	.0058	—	0.0058	(.0058)	(0.0058)	1.00	.58	10	.28[d]	.60[d]
September 30, 2019	1.00	.0192	—[e]	0.0192	(.0193)	(0.0193)	1.00	1.95	10.45		1.93
September 30, 2018	1.00	.0117	—	0.0117	(.0116)	(0.0116)	1.00	1.17	10.41		.71

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

12 Government Money Market Fund	Government Money Market Fund 13

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio of net
											investment
			Net realized								income (loss)
	Net asset value,		and unrealized	Total from	From net				Net assets,	Ratio of expenses	to average
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value, end	Total return at net	end of period	to average net assets	net assets
Period ended	of period	income (loss)	on investments	operations	income	distributions	of period	asset value (%)[a]	(in thousands)	(%)[b]	(%)
Class R
March 31, 2023**	$1.00	.0177	—	0.0177	(.0177)	(0.0177)	$1.00	1.79*	$412	.27*	1.76*
September 30, 2022	1.00	.0048[g]	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	417	.27[d]	.32[d,g]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	629	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0051)	(0.0051)	1.00	.51	1,316	.32[d]	.21[d]
September 30, 2019	1.00	.0177	—[e]	0.0177	(.0178)	(0.0178)	1.00	1.79	570.62		1.78
September 30, 2018	1.00	.0101	—	0.0101	(.0100)	(0.0100)	1.00	1.00	551.55		1.03

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c The net investment income ratio and per share amount shown may not correspond with the expected class specific differences for the period due to the timing of subscriptions in of the class.

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	9/30/22	9/30/21	9/30/20
Class A	0.23%	0.42%	0.22%
Class B	0.24	0.42	0.22
Class C	0.23	0.42	0.22
Class I	0.15	0.29	0.13
Class P	0.15	0.29	0.13
Class R	0.24	0.42	0.24

e Amount represents less than $0.0001.

f Amount represents less than 0.01%.

g The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of redemptions from the class.

The accompanying notes are an integral part of these financial statements.

14 Government Money Market Fund	Government Money Market Fund 15

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “JPMorgan” represents JPMorgan Chase Bank N.A., references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Government Money Market Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. The fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which the fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. Putnam Management may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	None	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class G#	None	None	None
Class I§	None	None	None
Class P∆	None	None	None
Class R†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

# Only available to other Putnam fund-of-funds accounts. Class G shares had no assets effective February 10, 2023.

§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

∆ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

16 Government Money Market Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a–7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $173,163,769 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income, including amortization and accretion of premiums and discounts, is recorded on the accrual basis. Gains or losses on securities sold are determined on the identified cost basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Government Money Market Fund 17

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a financial reporting and tax basis is the same.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.141% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage,

18 Government Money Market Fund

interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management did not waive any specific investor servicing fees from the fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class R shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class G shares paid a monthly fee based on the average net assets of class G shares at an annual rate of 0.01%.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$112,718	Class I	1
Class B	172	Class P	340
Class C	1,454	Class R	303
Class G*	1,952	Total	$116,940

* Class G shares had no assets effective February 10, 2023.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,062 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $187, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension

Government Money Market Fund 19

liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %
Class B	0.75%	0.00%
Class C	1.00%	0.00%
Class R	1.00%	0.00%

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $9 and no monies, respectively, in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $21,425,301,502 and $21,450,332,000, respectively. The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	53,602,387	$53,602,387	118,537,555	$118,537,555
Shares issued in connection with
reinvestment of distributions	2,617,440	2,617,440	715,708	715,708
	56,219,827	56,219,827	119,253,263	119,253,263
Shares repurchased	(53,485,927)	(53,485,925)	(110,311,001)	(110,311,002)
Net increase	2,733,900	$2,733,902	8,942,262	$8,942,261

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	161,874	$161,874	119,128	$119,128
Shares issued in connection with
reinvestment of distributions	4,156	4,156	730	730
	166,030	166,030	119,858	119,858
Shares repurchased	(95,427)	(95,428)	(133,119)	(133,119)
Net increase (decrease)	70,603	$70,602	(13,261)	$(13,261)

20 Government Money Market Fund

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	1,687,992	$1,687,992	1,785,340	$1,785,340
Shares issued in connection with
reinvestment of distributions	35,172	35,172	6,338	6,338
	1,723,164	1,723,164	1,791,678	1,791,678
Shares repurchased	(324,271)	(324,271)	(1,634,379)	(1,634,379)
Net increase	1,398,893	$1,398,893	157,299	$157,299

	SIX MONTHS ENDED 3/31/23*		YEAR ENDED 9/30/22
Class G	Shares	Amount	Shares	Amount
Shares sold	9,622,928	$9,622,928	20,834,630	$20,834,631
Shares issued in connection with
reinvestment of distributions	603,625	603,625	278,904	278,904
	10,226,553	10,226,553	21,113,534	21,113,535
Shares repurchased	(62,737,332)	(62,737,333)	(25,636,841)	(25,636,841)
Net decrease	(52,510,779)	$(52,510,780)	(4,523,307)	$(4,523,306)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	193	194	56	55
	193	194	56	55
Shares repurchased	—	—	—	—
Net increase	193	$194	56	$55

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class P	Shares	Amount	Shares	Amount
Shares sold	72,289,402	$72,289,402	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	72,289,402	72,289,402	—	—
Shares repurchased	(46,812,952)	(46,812,952)	—	—
Net increase	25,476,450	$25,476,450	—	$—

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	33,251	$33,251	103,952	$103,952
Shares issued in connection with
reinvestment of distributions	7,180	7,180	1,947	1,947
	40,431	40,431	105,899	105,899
Shares repurchased	(45,211)	(45,211)	(318,474)	(318,474)
Net decrease	(4,780)	$(4,780)	(212,575)	$(212,575)

* Class G shares had no assets effective February 10, 2023.

Government Money Market Fund 21

At the close of the reporting period, a shareholder of record owned 15.0% of the outstanding shares of the fund.

At the close of the reporting period, a fund within the Putnam 529 for America owned 7.8% of the outstanding shares of the fund.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class I	10,650	100%	$10,648

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

22 Government Money Market Fund

Note 6: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BofA	Citigroup
	Securities,	Global	Fixed Income	Royal Bank
	Inc.	Markets, Inc.	Clearing Corp.	of Canada	Total
Assets:
Repurchase agreements **	$42,600,000	$42,600,000	$42,000,000	$42,550,000	$169,750,000
Total Assets	$42,600,000	$42,600,000	$42,000,000	$42,550,000	$169,750,000
Total Financial and Derivative	$42,600,000	$42,600,000	$42,000,000	$42,550,000	$169,750,000
Net Assets
Total collateral received (pledged)†##	$42,600,000	$42,600,000	$42,000,000	$42,550,000
Net amount	$—	$—	$—	$—
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—
Uncontrolled collateral received	$43,452,000	$43,453,291	$42,840,072	$43,418,406	$173,163,769
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Government Money Market Fund 23

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

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24 Government Money Market Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Government Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023